Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 3,285,683	$ 2,066,460
Items not requiring (providing) cash
Depreciation and amortization	321,730	355,670
Provision for loan losses	625,000	1,725,000
Amortization of premiums and discounts on securities and loans	516,317	786,494
Deferred income taxes	(246,539)	(460,714)
Net realized gains on available-for-sale securities	(281,810)	(451,805)
Amortization of mortgage servicing rights	276,014	396,017
Impairment of mortgage servicing rights asset	58,818	100,809
Increase in cash surrender value of life insurance	(163,687)	(144,252)
(Gains) losses on sales of foreclosed assets	(19,840)	1,164
Shares held by ESOP committed to be released	45,121	21,241
Changes in
Interest receivable	(198,755)	115,615
Other assets	(164,597)	(828,451)
Interest payable	(207,136)	(178,646)
Other liabilities	54,711	593,919
Origination of loans held for sale	(32,048,301)	(46,367,505)
Proceeds from sales of loans held for sale	32,227,052	47,375,208
Net cash provided by operating activities	4,079,781	5,106,224
Investing Activities
Net change in interest-bearing deposits	(2,476,000)
Purchases of available-for-sale securities	(48,099,957)	(71,217,559)
Proceeds from maturities and payments of available-for-sale securities	16,020,469	27,714,036
Proceeds from the sales of available-for-sale investments and other investments	28,375,527	25,211,312
Net change in loans	4,646,656	(5,008,693)
Purchase of premises and equipment	(195,376)	(247,886)
Proceeds from the sale of foreclosed assets	334,047	442,198
Net cash used in investing activities	(1,394,634)	(23,106,592)
Financing Activities
Net increase in demand deposits, money market, NOW and savings accounts	11,778,838	2,064,295
Net decrease in certificates of deposit	(13,962,425)	(340,871)
Net increase in short-term borrowings	2,499,515	228,782
Net increase in advances from borrowers for taxes and insurance	110,295	121,432
Stock repurchase	(138,000)
Merger of Jacksonville Bancorp, MHC		789,092
Cash paid for fractional shares in exchange		(1,530)
Net proceeds from stock offering		9,223,105
Purchase of shares for ESOP		(416,140)
Proceeds from stock options exercised	34,236
Dividends paid	(563,059)	(420,871)
Net cash provided by (used in) financing activities	(240,600)	11,247,294
Increase (Decrease) in Cash and Cash Equivalents	2,444,547	(6,753,074)
Cash and Cash Equivalents, Beginning of Year	8,943,400	15,696,474
Cash and Cash Equivalents, End of Year	11,387,947	8,943,400
Supplemental Cash Flows Information
Interest paid	3,086,564	4,131,966
Income taxes paid	1,676,000	474,000
Sale and financing of foreclosed assets	149,834	141,430
Real estate acquired in settlement of loans	460,996	669,699
Dividends declared not paid	144,073	144,278
Exercise and retirement of shares in stock option plan	$ 29,627